Basis of Presentation - Summary of Quantitative Information for Financial Instruments (Parenthetical) (Detail) $ in Millions	Jul. 31, 2021 CAD ($)
United States of America, Dollar [member] | Loan Commitments Currently Referencing Other Libor Exposures [Member] | Impact in June 30, 2023 Cessation Date [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Authorized loan commitments	$ 8,746